UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered

Management Investment Companies

Investment Company Act file number: 811-6259

                           Stratus Fund, Inc.

(Exact name of registrant as specified in charter)

6811 S. 27th Street

P.O. Box 82535

                       Lincoln, NE 68501-2535

(Address of principal executive offices)

Jon C. Gross

Stratus Fund, Inc.

P.O. box 82535

                  Lincoln, Nebraska 68501-2535

(Name and address of agent for service)

Registrant’s telephone number:	(402) 323-1846

(888) 769-2362

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2009

1

Item 1. Report to Stockholders

STRATUS FUND, INC.

Semi-Annual Report to Shareholders

December 31, 2009

Table of Contents

Performance.................................................................................................................	1

Expense Example...............................................................................................................................................	3

Financial Statements

Schedules of Investments.......................................................................................................	5
Statement of Assets and Liabilities.....................................................................................	10
Statement of Operations........................................................................................................	11
Statement of Changes in Net Assets..................................................................................	12
Financial Highlights...............................................................................................................	13
Notes to Financial Statements..............................................................................................	17

Approval of Investment Advisory Agreement.........................................................................................	24

Other Information...........................................................................................................................................	26

PERFORMANCE

Average Annual Return	End of Period (12/31/2009) Values
1 Year	23.61%	Growth Institutional Shares	$714,473.00
5 Years	(0.04%)	S&P 500	$826,098.00
10 Years	(0.76%)
Life of Fund	6.68%

Average Annual Return	End of Period (12/31/2009) Values
1 Year	23.54%	Growth Retail Shares	$13,157.06
5 Years	(0.02%)	S&P 500	$13,533.64
10 Years	(0.85%)
Life of Fund	2.71%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested. Average annual return, in the chart above, assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2009. Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through December 31, 2009.

Average Annual Return	End of Period (12/31/2009) Values
1 Year	3.56%	Government Securities Institutional Shares	$511,098.00
5 Years	4.16%	Merrill Lynch U.S. Treasury Inter-Term Bond	$567,024.50
10 Years	4.53%
Life of Fund	4.50%

Average Annual Return	End of Period (12/31/2009) Values
1 Year	3.55%	Government Securities Institutional Shares	$15,940.89
5 Years	4.16%	Merrill Lynch U.S. Treasury Inter-Term Bond	$17,556.33
10 Years	4.40%
Life of Fund	4.24%

Results for the Retail Shares on the graph above reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return, in the chart above, assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance and the graph and table do not reflect deductions for taxes a shareholder would pay on a fund distribution or the redemption of fund shares. Government Securities Portfolio Institutional Shares for the period October 8, 1993 (inception) through December 31, 2009. Government Securities Portfolio Retail Shares for the period January 13, 1998 (inception) through December 31, 2009.

EXPENSE EXAMPLE

(Unaudited)

As a shareholder of Stratus Fund, Inc. (the Fund) you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2009 and held until December 31, 2009.

The “Actual” section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Six Months Ended December 31, 2009” to estimate the expenses you paid on your account during this period.

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
(Unaudited)

	Beginning Account Value at July 1, 2009	Ending Account Value Using Actual Return at December 31, 2009	Expenses Paid During Six Months Ended December 31, 2009*

Actual
Growth Institutional	$1,000.00	$1,205.10	$6.56
Growth Retail	$1,000.00	$1,204.10	$6.56
Government Securities Institutional	$1,000.00	$1,020.50	$4.63
Government Securities Retail	$1,000.00	$1,020.50	$4.63

	Beginning Account Value at July 1, 2009	Ending Account Value Using 5% Return	Expenses Paid During Six Months Ended December 31, 2009*
Hypothetical (5% return before expenses)
Growth Institutional	$1,000.00	$1,019.26	$6.01
Growth Retail	$1,000.00	$1,019.26	$6.01
Government Securities Institutional	$1,000.00	$1,020.62	$4.63
Government Securities Retail	$1,000.00	$1,020.62	$4.63

* Expenses are equal to the Fund's annualized expense ratio of 1.18% (Growth Portfolio Institutional and Retail Shares) and 0.91%
(Government Securities Portfolio Institutional and Retail Shares), multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period).

GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
	December 31, 2009
(Unaudited)

		Percent of
Shares	Common Stock - 96.05%	Net Assets	Fair Value

	Basic Materials	3.70%
9,000	Bemis Co., Inc.		$266,850
8,000	Freeport McMoran Copper & Gold, Inc.		642,320
12,000	Nucor Corp.		559,800
7,500	Praxair, Inc.		602,325
			2,071,295

	Consumer Discretionary	7.37%
3,000	AutoZone, Inc. *		474,210
20,000	Best Buy Company, Inc.		789,200
63,000	Comcast Corp.		1,062,180
17,000	McDonald's Corp.		1,061,480
22,000	The McGraw-Hill Companies, Inc.		737,220
			4,124,290

	Consumer Staples	9.34%
15,000	ConAgra Foods, Inc.		345,750
28,000	CVS Caremark Corp.		901,880
6,000	General Mills, Inc.		424,860
20,000	Pepsico, Inc.		1,216,000
21,000	Procter & Gamble Co.		1,273,230
20,000	Wal-Mart Stores, Inc.		1,069,000
			5,230,720

	Energy	12.02%
10,000	Apache Corporation		1,031,700
20,000	ConocoPhillips		1,021,400
21,000	Exxon Mobil Corp.		1,431,990
20,000	Noble Corp.		814,000
15,000	Occidental Petroleum Corp.		1,220,250
11,000	Peabody Energy Corp.		497,310
11,000	Schlumberger Limited		715,990
			6,732,640

	Financials	12.48%
16,000	Allstate Corp.		480,640
35,000	Bank of America Corp.		527,100
12	Berkshire Hathaway, Inc. - A *		1,190,400
6,000	Franklin Resources, Inc.		632,100
3,000	Goldman Sachs Group, Inc.		506,520
40,000	JPMorgan Chase & Co.		1,666,800
20,000	Legg Mason, Inc.		603,200
20,000	MetLife, Inc.		707,000
30,000	US Bancorp		675,300
			6,989,060

	Health Care	15.25%
24,000	Abbott Laboratories		1,295,760
11,000	Amgen, Inc. *		622,270
15,000	Becton, Dickinson and Company		1,182,900
6,000	Genzyme Corp. *		294,060
27,000	Johnson & Johnson		1,739,070
12,000	Novartis AG		653,160
14,000	Quest Diagnostics, Inc.		845,320
5,000	Teva Pharmaceutical Industries, Ltd.		280,900
30,000	United Health Group, Inc.		914,400
12,000	Zimmer Holdings, Inc. *		709,320
			8,537,160
	5
GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
	December 31, 2009
(Unaudited)

		Percent of
Shares		Net Assets	Fair Value

	Industrials	11.18%
10,000	3M Co.		$826,700
7,000	Danaher Corp.		526,400
75,000	General Electric Co.		1,134,750
12,000	Honeywell International, Inc.		470,400
15,000	ITT Corp.		746,100
15,000	Jacobs Engineering Group, Inc. *		564,150
10,000	Roper Industries, Inc.		523,700
25,000	Terex Corp. *		495,250
8,000	Union Pacific Corp.		511,200
8,000	United Parcel Service, Inc.		458,960
			6,257,610

	Technology	19.41%
40,000	Cisco Systems, Inc.*		957,600
60,000	EMC Corp. *		1,048,200
18,000	Fiserv, Inc. *		872,640
1,000	Google, Inc. *		619,980
20,000	Hewlett-Packard Co.		1,030,200
9,000	International Business Machines Corp.		1,178,100
8,000	McAfee, Inc. *		324,560
55,000	Microsoft Corp.		1,676,950
36,000	Oracle Corp. *		883,440
10,000	QUALCOMM, Inc.		462,600
46,000	Texas Instruments, Inc.		1,198,760
7,000	Visa, Inc.		612,220
			10,865,250

	Telecommunications	2.18%
23,000	Verizon Communications, Inc.		761,990
20,000	Vodafone Group Plc		461,800
			1,223,790

	Utilities	3.12%
32,000	Duke Energy Corp.		550,720
10,000	PG & E Corp.		446,500
18,000	Questar Corp.		748,260
			1,745,480

	Other Securities - 3.87%
2,164,610	Goldman Sachs Financial Square Government Fund	3.87%	2,164,610

	Total investments in securities (cost $50,505,855)	99.92%	$55,941,905
	Cash	0.00%	112
	Other assets, less liabilities	0.08%	44,841
	NET ASSETS	100.00%	$55,986,858
*Indicates nonincome-producing security

See accompanying notes to financial statements

	6

GOVERNMENT SECURITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
	December 31, 2009
(Unaudited)

Principal	Percent of
Amount	Net Assets		Fair Value

	Government Agency Bonds	29.54%
$2,000,000	Farmer Mac 5.50% due 7/15/11		$2,111,872
2,100,000	Federal Home Loan Bank 4.875% due 10/30/17		2,227,210
2,500,000	Federal Home Loan Bank 5.00% due 03/09/12		2,694,462
1,000,000	Federal Home Loan Bank 5.375% due 6/14/13		1,105,035
1,500,000	Federal Home Loan Mortgage 1.625% due 9/02/11		1,502,028
1,100,000	Federal Home Loan Mortgage 3.75% due 3/27/19		1,078,463
1,000,000	Federal Home Loan Mortgage 5.25% due 4/18/16		1,100,036
1,605,000	Federal National Mortgage Assn. 1.32% due 12/30/11		1,603,893
825,000	Federal National Mortgage Assn. 1.50% due 9/08/11		825,893
2,000,000	Federal National Mortgage Assn. 5.00% due 5/11/17		2,172,402
			16,421,294

	Mortgage Backed Securities	19.05%
2,534,050	Federal Home Loan Mortgage Pool 4.00% due 5/01/19		2,588,965
534,743	Federal Home Loan Mortgage Pool 5.00% due 2/01/18		563,718
135,711	Federal Home Loan Mortgage Pool 5.00% due 10/01/12		139,204
228,231	Federal Home Loan Mortgage Pool 5.50% due 9/01/17		242,952
283,080	Federal Home Loan Mortgage Pool 5.50% due 11/01/16		300,897
88,259	Federal Home Loan Mortgage Pool 6.00% due 3/01/17		94,545
1,145,216	Federal Home Loan Mortgage CMO 5.50% due 12/15/20		1,203,115
325,026	Federal National Mortgage Assn. Pool 4.50% due 5/01/15		335,900

42,549	Federal National Mortgage Assn. Pool 5.50% due 3/01/17		45,306
1,914,814	Federal National Mortgage Assn. Pool 5.50% due 1/01/18		2,038,915
120,240	Federal National Mortgage Assn. Pool 6.00% due 6/01/16		128,859
107,137	Federal National Mortgage Assn. Pool 6.00% due 12/01/16		114,818
303,015	Government National Mortgage Assn. Pool 2.625% due 8/20/34		306,449
200,371	Government National Mortgage Assn. Pool 3.625% due 8/20/32		197,382
1,139,624	Government National Mortgage Assn. Pool 4.50% due 5/15/18		1,191,750
1,058,299	Government National Mortgage Assn. Pool 5.00% due 11/15/33		1,096,625
			10,589,400

	Treasury Notes/Bonds/Inflation Protected Securities	29.37%
1,000,000	US Treasury Note 2.625% due 5/31/10		1,009,883
2,000,000	US Treasury Note 2.75% due 2/15/19		1,841,250
1,000,000	US Treasury Note 3.125% due 4/30/13		1,041,875
1,000,000	US Treasury Note 3.50% due 5/31/13		1,053,828
2,000,000	US Treasury Note 5.125% due 5/15/16		2,230,624
2,063,720	US Treasury Inflation Protected Security 1.625% due 1/15/18		2,112,572
2,353,960	US Treasury Inflation Protected Security 1.875% due 7/15/13		2,479,198
2,333,856	US Treasury Inflation Protected Security 1.875% due 7/15/15		2,459,119
2,024,840	US Treasury Inflation Protected Security 1.875% due 7/15/19		2,101,721
			16,330,070

	Corporate Bonds	11.65%
1,000,000	Archer Daniels 5.45% due 3/15/18		1,065,124
1,000,000	Conoco Phillips 5.625% due 10/15/16		1,084,802
1,000,000	Lowe's Companies 5.60% due 9/15/12		1,099,067
500,000	Pfizer, Inc. 6.20% due 3/15/19		555,811
1,000,000	SBC Communications 5.10% due 9/15/14		1,075,660
1,500,000	Wal-Mart Stores 4.55% due 5/01/13		1,598,183
			6,478,647

	Other Securities	9.67%
2,874,780	Goldman Sachs Financial Square Government Fund		2,874,780
2,500,000	JP Morgan U.S. Government Fund		2,500,000
			5,374,780

	Total investments in securities (cost $52,865,326)	99.28%	$55,194,191
	Other assets, less liabilities	0.72%	397,543
	TOTAL NET ASSETS	100.00%	$55,591,734

See accompanying notes to financial statements

	8

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009
(Unaudited)

		Government
	Growth	Securities
Assets:	Portfolio	Portfolio
Investments in securities at fair value
(cost $50,505,855 and $52,865,326)	$55,941,905	$55,194,191
Cash	112	-
Accrued interest and dividends receivable	70,296	396,883
Prepaid expense	1,357	1,357
Total assets	$56,013,670	$55,592,431

Liabilities:
Accrued expenses, including investment management
and distribution expense payable to adviser,
administrator and distributor (note 4)	26,812	697
Total liabilities	26,812	697

Net assets applicable to outstanding capital stock	$55,986,858	$55,591,734

Net assets are represented by:
Capital stock, authorized 20 million and 10 million shares respectively;
outstanding, at $.001 par (note 6)	$4,180	$5,378
Additional paid-in capital	56,682,739	53,467,924
Accumulated undistributed net investment gain	-	30,055
Accumulated net realized loss on investments	(6,136,111)	(240,488)
Unrealized appreciation	5,436,050	2,328,865
Total net assets applicable to shares outstanding	$55,986,858	$55,591,734

Shares outstanding and net asset value per share:
Institutional class net assets	$55,752,040	$55,578,924
Institutional shares of Capital Stock outstanding	4,161,905	5,376,799
Net Asset Value and offering price per share - Institutional shares	$13.40	$10.34

Retail class net assets	$234,818	$12,810
Retail shares of Capital Stock outstanding	17,761	1,239
Net Asset Value per share - Retail shares	$13.22	$10.34
Maximum sales charge (note 4)	0.62	0.32
Maximum offering price to public	$13.84	$10.66

See accompanying notes to financial statements

10

STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2009
(Unaudited)

		Government
	Growth	Securities
Investment income:	Portfolio	Portfolio

Dividends	$478,909	$3,140
Interest	-	1,076,798
Other income	12,548	-
Total investment income	$491,457	$1,079,938

Expenses:
Investment advisory fees	$200,326	$137,630
Administration fees	66,787	68,815
Accounting and auditing	22,582	24,118
Directors' compensation	22,250	22,250
Securities pricing	5,566	2,718
Other operating expenses	(3,443)	(6,792)
Total expenses	314,068	248,739
Net investment income	$177,389	$831,199

Realized and unrealized gain on investments:
Net realized gain	$ 16,211	$ -
Net unrealized appreciation (depreciation)
Beginning of period	(3,997,285)	2,094,608
End of period	5,436,050	2,328,865
Net unrealized appreciation	9,433,335	234,257
Net realized and unrealized gain on investments	9,449,546	234,257

Net increase in net assets resulting from operations	$9,626,935	$1,065,456

See accompanying notes to financial statements

                                                                                                           11

STATEMENTS OF CHANGES IN NET ASSETS
Six months ended December 31, 2009 and the
Year ended June 30, 2009

			Government
	Growth Portfolio		Securities Portfolio
	Period Ended		Period Ended
	December 31, 2009	Year Ended	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009	(Unaudited)	June 30, 2009
Operations:
Net investment income	$177,389	$466,539	$831,199	$1,531,309
Net realized gain (loss) on investments	16,211	(6,150,063)	-	(21,165)
Unrealized appreciation (depreciation)	9,433,335	(9,458,224)	234,257	1,394,046
Net increase (decrease) in net assets resulting from operations	9,626,935	(15,141,748)	1,065,456	2,904,190

Distributions to shareholders from:
Net investment income
Institutional Class	356,900	566,804	792,759	1,571,386
Retail Class	1,524	2,830	185	373
	358,424	569,634	792,944	1,571,759
Net realized gains
Institutional Class	-	334,121	-	-
Retail Class	-	1,667	-	-
	-	335,788	-	-

Total distributions	358,424	905,422	792,944	1,571,759

Capital share transactions (note 6):
Proceeds from sales	3,164,028	9,870,128	6,729,223	15,747,093

Payment for redemptions	(3,923,561)	(8,696,577)	(5,354,478)	(15,990,385)
Reinvestment of net investment income	230,560	369,252	567,631	1,143,699
Reinvestment of net realized gains	-	217,840	-	-
Total increase (decrease) from capital share transactions	(528,973)	1,760,643	1,942,376	900,407
Total increase (decrease) in net assets	8,739,538	(14,286,527)	2,214,888	2,232,838

Net Assets:
Beginning of period	47,247,320	61,533,847	53,376,846	51,144,008
End of period	$ 55,986,858	$ 47,247,320	$ 55,591,734	$ 53,376,846

Undistributed net investment income:	$ -	$ 102,193	$ 30,055	$ -

See accompanying notes to financial statements 12

GROWTH PORTFOLIO INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2009 and the
Years Ended June 30, 2009, 2008, 2007, 2006, and 2005

	Period Ended
	December 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value:
Beginning of period	$11.19		$15.20	$18.03	$16.55	$15.41	$14.29
Income from investment operations
Net investment income	0.04		0.11	0.10	0.07	0.02	0.01
Net realized and unrealized gain (loss) on investments	2.26		(3.90)	(1.46)	1.84	1.13	1.11
Total income (loss) from investment operations	2.30		(3.79)	(1.36)	1.91	1.15	1.12

Less distributions
Dividends from net investment income	(0.09)		(0.14)	(0.08)	(0.05)	(0.01)	0.00	(a)
Distribution from net realized gains	0.00		(0.08)	(1.39)	(0.38)	0.00	0.00
Total distributions	(0.09)		(0.22)	(1.47)	(0.43)	(0.01)	0.00

End of period	$13.40		$11.19	$15.20	$18.03	$16.55	$15.41

Total return:	20.51%		(24.87%)	(8.32%)	11.80%	7.46%	7.84%

Ratios/Supplemental data:
Net assets, end of period	$55,752,040		$47,022,529	$61,208,636	$66,680,820	$64,269,547	$61,105,824
Ratio of expenses to average net assets	1.18%	(b)	1.16%	1.12%	1.15%	1.17%	1.14%
Ratio of net investment income to average net assets	0.67%	(b)	0.97%	0.62%	0.39%	0.10%	0.07%
Portfolio turnover rate	14.21%		23.09%	35.42%	41.50%	41.17%	53.01%

Per share amounts calculated on average shares outstanding

(a)	Distributions represent less than 1/2 of 1¢
(b)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements 13

GROWTH PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2009 and the
Years Ended June 30, 2009, 2008, 2007, 2006, and 2005

	Period Ended
	December 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value:
Beginning of period	$11.05		$15.01	$17.82	$16.34	$15.21	$14.09
Income from investment operations
Net investment income	0.04		0.11	0.10	0.07	0.02	0.01
Net realized and unrealized gain (loss) on investments	2.22		(3.85)	(1.44)	1.84	1.12	1.11
Total income (loss) from investment operations	2.26		(3.74)	(1.34)	1.91	1.14	1.12

Less distributions
Dividends from net investment income	(0.09)		(0.14)	(0.08)	(0.05)	(0.01)	0.00	(b)
Distribution from net realized gains	0.00		(0.08)	(1.39)	(0.38)	0.00	0.00
Total distributions	(0.09)		(0.22)	(1.47)	(0.43)	(0.01)	0.00

End of period (a)	$13.22		$11.05	$15.01	$17.82	$16.34	$15.21

Total return: (a)	20.41%		(24.85%)	(8.31%)	11.95%	7.49%	7.95%

Ratios/Supplemental data:
Net assets, end of period	$234,818		$224,791	$325,211	$471,466	$572,442	$684,981
Ratio of expenses to average net assets	1.18%	(c)	1.16%	1.12%	1.15%	1.17%	1.14%
Ratio of net investment income to average net assets	0.67%	(c)	0.97%	0.62%	0.39%	0.10%	0.07%
Portfolio turnover rate	14.21%		23.09%	35.42%	41.50%	41.17%	53.01%

Per share amounts calculated on average shares outstanding

(a)	Excludes maximum sales load of 4.5%
(b)	Distributions represent less than 1/2 of 1¢
(c)	Annualized for those periods less than twelve months in duration 14

FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2009 and the
Years Ended June 30, 2009, 2008, 2007, 2006, and 2005

	Period Ended
	December 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value:
Beginning of period	$10.28		$10.02	$9.70	$9.61	$9.88	$9.90
Income from investment operations
Net investment income	0.15		0.29	0.37	0.35	0.30	0.30
Net realized and unrealized gain (loss) on investments	0.06		0.28	0.32	0.09	(0.28)	(0.02)
Total income from investment operations	0.21		0.57	0.69	0.44	0.02	0.28

Less distributions
Dividends from net investment income	(0.15)		(0.31)	(0.37)	(0.35)	(0.29)	(0.30)
Total distributions	(0.15)		(0.31)	(0.37)	(0.35)	(0.29)	(0.30)

End of period	$10.34		$10.28	$10.02	$9.70	$9.61	$9.88

Total return:	2.05%		5.76%	7.25%	4.62%	0.27%	2.91%

Ratios/Supplemental data:
Net assets, end of period	$55,578,924		$53,364,244	$51,131,987	$48,390,268	$46,966,952	$50,737,390
Ratio of expenses to average net assets	0.91%	(a)	0.87%	0.88%	0.91%	0.93%	0.89%
Ratio of net investment income to average net assets	3.03%	(a)	2.96%	3.76%	3.60%	3.03%	3.03%
Portfolio turnover rate	9.93%		4.25%	22.14%	11.02%	16.95%	8.03%

Per share amounts calculated on average shares outstanding

(a)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements 15

GOVERNMENT SECURITIES PORTFOLIO RETAIL CLASS
FINANCIAL HIGHLIGHTS
Six Months Ended December 31, 2009 and the
Years Ended June 30, 2009, 2008, 2007, 2006, and 2005

	Period Ended
	December 31, 2009
	(Unaudited)		2009	2008	2007	2006	2005
Net asset value:
Beginning of period	$10.28		$10.02	$9.70	$9.61	$9.88	$9.90
Income from investment operations
Net investment income	0.15		0.29	0.37	0.35	0.30	0.30
Net realized and unrealized gain (loss) on investments	0.06		0.28	0.32	0.07	(0.28)	(0.02)
Total income from investment operations	0.21		0.57	0.69	0.42	0.02	0.28

Less distributions
Dividends from net investment income	(0.15)		(0.31)	(0.37)	(0.33)	(0.29)	(0.30)
Total distributions	(0.15)		(0.31)	(0.37)	(0.33)	(0.29)	(0.30)

End of period (a)	$10.34		$10.28	$10.02	$9.70	$9.61	$9.88

Total return: (a)	2.05%		5.76%	7.25%	4.62%	0.27%	2.94%

Ratios/Supplemental data:
Net assets, end of period	$12,810		$12,602	$12,021	$11,307	$30,290	$46,545
Ratio of expenses to average net assets	0.91%	(b)	0.87%	0.88%	0.91%	0.93%	0.89%
Ratio of net investment income to average net assets	3.03%	(b)	2.96%	3.76%	3.60%	3.03%	3.03%
Portfolio turnover rate	9.93%		4.25%	22.14%	11.02%	16.95%	8.03%

Per share amounts calculated on average shares outstanding

(a)	Excludes maximum sales load of 3.0%
(b)	Annualized for those periods less than twelve months in duration

See accompanying notes to financial statements 16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2009

1.	Organization

Stratus Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At December 31, 2009, the following series were authorized and had shares outstanding:

Growth Portfolio	Government Securities Portfolio

Both the Growth Portfolio and the Government Securities Portfolio (each a Portfolio and collectively the Portfolios) have two classes of shares authorized and outstanding:

retail  and institutional.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its Portfolios’ financial statements.

Use of Estimates: In preparing its Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

Valuation of Investments

Investment securities are carried at fair value determined using the following valuation methods:

Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price as reported by an independent pricing service. Investments in mutual funds are valued at the quoted net asset value for the fund. Debt securities held by the Portfolios are valued using market quotations.

In the event that the price of a security is not available from the pricing services, one or more brokerage firms are contacted to obtain the most recent price available for the security.

Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

All securities are valued at the close of each business day.

The Growth Portfolio is authorized to purchase exchange-traded put and call options. At December 31, 2009, the Growth Portfolio had no such exchange traded options nor were any purchased during the six months then ended.

The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received. The Portfolios did not enter into any short sale transactions for the six months ended December 31, 2009.

Security Transactions and Investment Income

Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and accretion of discount is accrued daily using the constant yield method and is included in interest income. Realized investment gains and losses are determined by specifically identifying the issue sold.

Expenses

With the exception of class specific expenses, each Portfolio allocates expenses as well as revenue and gains and losses to its classes based on relative net assets to total Portfolio net assets. Class specific expenses are borne solely by that class.

Federal Income Taxes

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute substantially all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated undistributed net investment income or accumulated net realized gain/loss, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized capital loss carry forwards have been offset or expired.

The Fund has no material uncertain tax benefits as of December 31, 2009. The Fund’s open tax years for federal income purposes are June 30, 2006; June 30, 2007; June 30, 2008; and June 30, 2009. It is the policy of the Portfolios to recognize accrued interest and penalties related to uncertain tax benefits in income taxes.

Distribution to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Government Securities Portfolio may declare dividends monthly and the Growth Portfolio may declare dividends annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

Fair Value Measurements

The Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The various inputs that may be used to determine the fair value are summarized in three levels:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each of the Portfolio’s investments as of December 31, 2009:

Growth Portfolio:

Level 1	Level 2	Level 3
$55,941,905(1)	$ -	$ -

(1) All common stocks in the portfolio are Level 1 and further detail by industry is disclosed in the schedule of investments.

Government Securities Portfolio:

Level 1	Level 2	Level 3
Government Agency Bonds	$ -	$16,421,294	$ -
Mortgage Backed Securities	-	10,589,400	-

Treasury Notes/Bonds/

Inflation Protected Securities	-	16,330,070	-
Corporate Bonds	-	6,478,647	-
Other Securities	$5,374,780	-	-

3.	Federal Income Tax Information

Distributions paid during the years ended June 30, 2009 and 2008, totaled $569,634 and $328,020 for the Growth Portfolio, respectively, $1,571,759 and $1,862,475 for the Government Securities Portfolio, respectively, and were all characterized as ordinary income for tax purposes. For the years ended June 30, 2009 and 2008, the Growth Portfolio distributed realized gains of $335,788 and $5,239,799 which are characterized as long term capital gains for tax purposes.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the dissimilar character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of June 30, 2009, the components of the tax basis cost of investments and net unrealized appreciation for the Growth Portfolio and Government Securities Portfolio were as follows:

Growth	Government Securities
Federal tax cost of investments	$51,261,699	$50,876,472

Unrealized appreciation	$4,451,044	$2,218,940
Unrealized depreciation	(8,450,588)	(124,332)
Net unrealized appreciation (depreciation)	$(3,999,544)	$2,094,608

As of June 30, 2009 the components of distributable earnings on a tax basis were as follows:

	Growth	Government Securities
Net unrealized appreciation (depreciation)	$(3,999,544)	$2,094,608
Undistributed ordinary income	$102,193	$-
Undistributed capital gains	$-	$-
Accumulated capital losses	$(1,566,055)	$(246,670)

The difference between accumulated net realized capital losses and accumulated capital losses for tax purposes is attributable to the deferral of capital losses occurring subsequent to October 31, 2008 of $4,586,266 for the Growth Portfolio. For tax purposes, such losses were realized in the year ended June 30, 2009. The accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The Growth Portfolio had unused capital loss carryforwards of $1,566,055, available for federal income tax purposes, at June 30, 2009 which expire in 2017. The Government Securities Portfolio had unused capital loss carryforwards of $246,670, available for federal income tax purposes, at June 30, 2009, which expire as follows: $55,501 in 2011, $75,380 in 2012, $24,307 in 2013, $3,160 in 2014, $44,280 in 2015, $18,376 in 2016 and $25,666 in 2017.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statements and income tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

4.	Fees, Expenses and Related Party Transactions

Investment Advisory Services

The Fund and its Portfolios have retained a related company, Union Investment Advisors, Inc. (the Adviser) as the investment adviser for the Fund’s assets.

Under the investment advisory agreement the Adviser receives fees for services rendered at the following rates per annum of the average daily net assets of the Portfolios:

Portfolio	Annual Fee Rate
Growth	.75%
Government Securities	.50%

Administrative Services; Transfer Agent; Custodian

The Fund has retained Adminisystems, Inc. (the Administrator) to act as transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The Administrator is a related party to the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has retained Union Bank & Trust Company, a related party, as custodian for the Fund’s assets. The Portfolios have recorded amounts payable to the custodian reflecting overdrafts which occur in the ordinary course of business due to the timing of settlements.

Distribution Services

The Fund has selected Nelnet Capital, LLC (the Distributor), a company related through common management to the Adviser and Union Bank & Trust Company, to act as the underwriter and distributor of the fund’s shares. Retail shares for the

Growth portfolio include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of both Portfolios of $50,000 or more, the sales charge is reduced.

Fees

Under the terms of the advisory and administrative agreements outlined above, the Portfolios collectively incurred $337,956 and $135,602, respectively, for such services during the six months ended December 31, 2009.

At December 31, 2009, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

Payable to	Payable to
Adviser	Administrator	Total
Growth Portfolio	$35,634	$11,878	$47,512
Government Securities Portfolio	23,669	11,834	35,503

Brokerage Services

In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios can use Nelnet Capital, LLC, a related party, to effect security trades on their behalf. For the six months ended December 31, 2009, the Growth Portfolio paid $7,832 in commission to Nelnet Capital, LLC. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to effect trades.

Ownership of Fund Shares by Management

At December 31, 2009, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio under UBATCO & Co., nominee name for Union Bank & Trust Company:

Shares                    Value

Growth Portfolio Institutional Class	30,315	$406,224
Growth Portfolio Retail Class	-	-
Government Securities Portfolio Institutional Class	11,630	120,254
Government Securities Portfolio Retail Class	-	-

At December 31, 2009, UBATCO & Co. held the following in each Portfolio:

	Shares	Value
Growth Portfolio Institutional Class	4,153,843	$55,661,496
Growth Portfolio Retail Class	8,985	118,779
Government Securities Portfolio Institutional Class	5,373,886	55,565,980
Government Securities Portfolio Retail Class	956	9,883

5.	Securities Transactions

Purchases of securities and proceeds from sales, excluding short-term securities and US Government obligations, were as follows for each Portfolio:

Proceeds
Purchases	Proceeds	From Calls
Of Securities	From Sales	& Maturities

Growth Portfolio	$7,338,053	$9,369,653	$-
Government Securities Portfolio	3,926,430	-	2,000,000

6.	Capital Share Transactions

The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share.

Transactions in the capital stock of each Portfolio for the six months ended December 31, 2009 were as follows:

Growth	Growth
Portfolio	Portfolio
Institutional Shares	Retail Shares
Transactions in shares:
Shares sold	250,791	-
Shares redeemed	(306,733)	(2,656)
Reinvested dividends	16,983	71
Net increase (decrease)	(38,959)	(2,585)

Transactions in dollars:
Dollars sold	$3,164,028	$ -
Dollars redeemed	(3,888,960)	(34,601)
Reinvested dividends	229,612	948
Net increase (decrease)	$(495,320)	$(33,653)

Government	Government
Securities Portfolio	Securities Portfolio
Institutional Shares	Retail Shares
Transactions in shares:
Shares sold	647,566	-
Shares redeemed	(515,383)	-
Reinvested dividends	54,741	13
Net increase (decrease)	186,924	13

Government	Government
Securities Portfolio	Securities Portfolio
Institutional Shares	Retail Shares
Transactions in dollars:
Dollars sold	$6,729,223	$ -
Dollars redeemed	(5,354,478)	-
Reinvested dividends	567,489	142
Net increase (decrease)	$1,942,234	$142

7.	Subsequent Events

The Fund evaluated the effects of all subsequent events through February 25, 2010, the date these financial statements were filed.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of Stratus Fund, Inc. oversees the management of the Fund and its investment portfolios, the Government Securities Portfolio and Growth Portfolio (the “Portfolios”), and as required by law, determines annually whether to approve the continuance of the Investment Advisory Agreement between the Fund and Union Investment Advisors (“UIA”). At a meeting held on August 13, 2009, the Board of Directors (the “Board”), including a majority of the independent directors attending the meeting in person, approved the continuance of the Investment Advisory Agreement for another year.

In preparation for the meeting, the Board received and evaluated information supplied by UIA in response to a letter prepared by counsel to the Fund requesting information relevant to approval of the Investment Advisory Agreement. The Board considered the factors discussed below in evaluating the continuation of the Investment Advisory Agreement.

The Board reviewed the nature and extent of the services provided by UIA under the Investment Advisory Agreement. The Board reviewed the credentials and experience of the officers of UIA providing services under the Investment Advisory Agreement and concluded that UIA is providing services in accordance with the Investment Advisory Agreement. Based on such review, the Board concluded that the range and quality of services provided by UIA under the Investment Advisory Agreement was appropriate.

The Board reviewed the performance of the Portfolios during the past one, three, five and ten year periods against the performance of funds advised by other advisors with investment strategies comparable to those of the Portfolios, and the performance of the Portfolios relative to benchmark indices. The Board noted that the performance of the Portfolios was in line with that of funds in their peer group and their benchmark indices.

In reviewing the advisory fee rate for the Portfolios under the Investment Advisory Agreement, the Board compared effective contractual advisory fee rates and total expense ratios for comparable funds at a common asset levels and noted that the advisory expenses are slightly higher, but that the total expenses of the Fund are lower, than that of funds advised by other advisors with investment strategies comparable to those of the Portfolios. The Board also considered the fees charged by affiliates of UIA for investment advisory services provided to clients other than mutual funds, and concluded that those fees are comparable to the fees paid by the Portfolios. The Board concluded that possible economies of scale that might be realized by UIA in management of the Portfolios were not relevant to its deliberation since the Portfolios have not grown in size in recent years.

The Board considered the overall performance of UIA in providing investment advisory and portfolio administrative services to the Fund, and concluded that such performance was satisfactory.

The Board reviewed information concerning the profitability of UIA and its financial condition. The Board concluded that the compensation to be paid by the Fund under the Investment Advisory Agreement was not excessive.

In determining whether to continue the Investment Advisory Agreement for the Fund, the Board also considered the prior relationship between UIA and the Fund, as well as the Board’s knowledge of UIA’s operations. The Board noted that substantially all of the investors in the Fund have a relationship with Union Bank & Trust Company, an affiliated company of UIA.

Taking into account all of these factors, the Board determined that UIA’s services, performance and fees were satisfactory. The Board further determined that the information provided by UIA on comparative expenses and services supported their conclusion that the advisory fees under the Investment Advisory Agreement are reasonable. Accordingly, the Board approved the continuation of the Investment Advisory Agreement.

OTHER INFORMATION

The Fund provides a complete list of its portfolio holdings four times each fiscal year as of the end of each quarter. For the second and fourth fiscal quarters, the lists appear in the Fund’s semi-annual and annual reports to shareholders. For the first and third fiscal quarters, the Fund files the list with the Securities and Exchange Commission on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You can obtain information on the operation of the public reference room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file number for the Fund is 811-6259. The Fund makes the information on Form N-Q available to shareholders upon request made by calling (888) 769-2362.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request made by calling (888) 769-2362. The information is also available on the SEC website at www.sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available, without charge, upon request made by calling (888) 769-2362. The information is also available on the SEC website at www.sec.gov.

Item 2. Code of Ethics

Not applicable

Item 3. Audit Committee Financial Expert

Not applicable

Item 4. Principal Accountant Fees and Services

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

A schedule of investments for the Fund’s investment portfolios is included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors during the period covered by this report.

Item 11. Controls and Procedures

An evaluation was performed by the officers of Stratus Fund, Inc. (the “Fund”), including the principal executive officer and principal financial officer, of the effectiveness and design of the Fund’s disclosure controls and procedures. Based on that evaluation, which was conducted within 90 days of the filing date of this report, the Fund’s principal executive officer and principal financial officer concluded that the Fund’s disclosure controls and procedures were reasonably designed and effectively operate so as to insure that material information relating to the Fund is made known to management of the Fund, including the principal executive officer and principal financial officer. There have been no significant changes in the Fund’s internal controls over financial reporting during the Fund’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund’s internal controls over financial reporting.

2

Item 12. Exhibits

(a)	(1)	Not applicable to semi-annual reports.
(2)	Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act.
(3)	Not applicable.

(b)	Certifications required by Section 1350 of Chapter 63 of Title 18 of the United States Code.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stratus Fund, Inc.

By /s/ Jon C. Gross

Jon C. Gross
President
(Principal Executive Officer)

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jon C. Gross

Jon C. Gross
President
(Principal Executive Officer)

Date: February 25, 2010

By/s/  Jeffrey Jewel

Jeffrey Jewell
Vice-President and Chief Financial Officer
(Principal Financial Officer)

Date: February 25, 2010